RESTATEMENT OF PREVIOUSLY ISSUED (UNAUDITED) INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2024
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED (UNAUDITED) INTERIM FINANCIAL STATEMENTS

NOTE C — RESTATEMENT OF PREVIOUSLY ISSUED (UNAUDITED) INTERIM FINANCIAL STATEMENTS

During the first quarter of 2024, in connection with preparing its third amendment to its Registration Statement on Form S-4 related to the Business Combination, the Company restated previously issued unaudited interim financial statements.

The restatement was a result of the Company re-evaluating the application of ASC 805 and ASC 350 for the accounting classification of the acquired developed technology intangible asset from DM Lab (Note E). While the AI based software modules had completed development, the technology was not ready for commercialization. As such, the Company reclassified the acquired developed technology from an amortizing intangible asset to an indefinite-lived in-process research and development asset until the abandonment or completion of the associated development efforts. If abandoned, the asset will be expensed in the period of abandonment. If completed, the asset will begin to be amortized over its estimated useful life. Given the change in classification, the previously recorded amortization expense was reversed.

Additionally, the in-process research and development asset was recorded at its fair value of $17,000,000 and the excess consideration transferred was allocated to the acquired property and equipment which resulted in additional depreciation expense for the period.

The following tables set forth the effects of the error corrections on affected items within the Company’s previously reported unaudited interim condensed consolidated statements of operations for the periods indicated had the adjustments been made in the corresponding period:

	Six Months Ended June 30, 2023
	As reported	Adjusted	As restated
Depreciation and amortization	$247,414	$(7,480)	$239,934
Total expenses	$5,722,238	$(7,480)	$5,714,758
Loss from operations	$(5,722,238)	$7,480	$(5,714,758)
Loss before income taxes	$(5,753,988)	$7,480	$(5,746,508)
Net loss	$(5,753,988)	$7,480	$(5,746,508)
Net loss per common share - basic and diluted	$(0.31)	$—	$(0.31)

The following tables set forth the effects of the error corrections on affected items within the Company’s previously reported unaudited interim condensed consolidated statements of cash flows for the periods indicated had the adjustments been made in the corresponding period:

	Six Months Ended June 30, 2023
	As reported	Adjusted	As restated
Net loss	$(5,753,988)	$7,480	$(5,746,508)
Depreciation and amortization expense	$247,414	$(7,480)	$239,934